UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21667

Fidelity Central Investment Portfolios LLC
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 29, 2012

Item 1. Reports to Stockholders

Fidelity® High Income
Central Fund 2

Semiannual Report

February 29, 2012

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are the registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

HICII-SANN-0412
1.861965.103

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2011 to February 29, 2012).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2011	Ending Account Value February 29, 2012	Expenses Paid During Period* September 1, 2011 to February 29, 2012
Actual	.0016%	$ 1,000.00	$ 1,095.70	$ .01
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,024.86	$ .01

*Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of February 29, 2012
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
International Lease Finance Corp.	3.5	3.1
Avaya, Inc.	3.5	2.7
CIT Group, Inc.	2.1	2.6
Calpine Corp.	1.9	1.9
First Data Corp.	1.8	1.6
	12.8
Top Five Market Sectors as of February 29, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	9.7	9.9
Technology	8.7	8.9
Healthcare	8.7	8.1
Diversified Financial Services	8.5	7.9
Telecommunications	8.2	10.2
Quality Diversification (% of fund's net assets)
As of February 29, 2012	As of August 31, 2011
BBB 0.1%	BBB 0.6%
BB 23.8%	BB 23.9%
B 56.2%	B 53.0%
CCC,CC,C 11.9%	CCC,CC,C 13.7%
D 0.0%	D 0.3%
Not Rated 0.7%	Not Rated 0.3%
Equities 2.1%	Equities 2.2%
Short-Term Investments and Net Other Assets 5.2%	Short-Term Investments and Net Other Assets 6.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's ® ratings are not available, we have used S& P ®r atings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of February 29, 2012 *		As of August 31, 2011 **
	Nonconvertible Bonds 80.7%		Nonconvertible Bonds 80.4%
	Convertible Bonds, Preferred Stocks 2.0%		Convertible Bonds, Preferred Stocks 2.0%
	Common Stocks 0.3%		Common Stocks 0.4%
	Floating Rate Loans 11.4%		Floating Rate Loans 11.2%
	Preferred Securities 0.4%		Preferred Securities 0.0%
	Short-Term Investments and Net Other Assets 5.2%		Short-Term Investments and Net Other Assets 6.0%
* Foreign investments	10.4%	** Foreign investments	8.1%

Semiannual Report

Investments February 29, 2012 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 80.9%
	Principal Amount	Value
Convertible Bonds - 0.2%
Capital Goods - 0.1%
General Cable Corp.:
0.875% 11/15/13	$ 340,000	$ 334,475
4.5% 11/15/29 (d)	388,000	424,394
		758,869
Metals/Mining - 0.1%
Peabody Energy Corp. 4.75% 12/15/66	340,000	341,275
TOTAL CONVERTIBLE BONDS		1,100,144
Nonconvertible Bonds - 80.7%
Aerospace - 0.7%
Alliant Techsystems, Inc. 6.875% 9/15/20	945,000	1,001,700
Esterline Technologies Corp. 7% 8/1/20	620,000	685,100
Huntington Ingalls Industries, Inc.:
6.875% 3/15/18	770,000	810,425
7.125% 3/15/21	1,185,000	1,269,431
Sequa Corp.:
11.75% 12/1/15 (e)	785,000	828,175
13.5% 12/1/15 pay-in-kind (e)	225,506	241,291
		4,836,122
Air Transportation - 0.5%
Air Canada 9.25% 8/1/15 (e)	3,540,000	3,424,950
Delta Air Lines, Inc. pass-thru trust certificates 10.06% 1/2/16 (a)	31,995	17,917
		3,442,867
Automotive - 4.1%
ArvinMeritor, Inc.:
8.125% 9/15/15	140,000	143,500
10.625% 3/15/18	330,000	346,500
Chrysler Group LLC/CG Co.-Issuer, Inc.:
8% 6/15/19	845,000	851,338
8.25% 6/15/21	840,000	848,400
Dana Holding Corp.:
6.5% 2/15/19	330,000	357,225
6.75% 2/15/21	360,000	390,600
Delphi Corp.:
5.875% 5/15/19 (e)	1,745,000	1,840,975
6.125% 5/15/21 (e)	1,165,000	1,247,948
Exide Technologies 8.625% 2/1/18	715,000	555,019
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Automotive - continued
Ford Motor Co.:
6.375% 2/1/29	$ 330,000	$ 346,784
6.625% 2/15/28	230,000	247,192
6.625% 10/1/28	85,000	91,502
7.125% 11/15/25	15,000	16,275
7.45% 7/16/31	650,000	834,438
Ford Motor Credit Co. LLC:
5% 5/15/18	2,330,000	2,456,328
5.75% 2/1/21	500,000	558,750
5.875% 8/2/21	4,610,000	5,143,123
8% 12/15/16	1,050,000	1,247,964
8.125% 1/15/20	1,750,000	2,181,629
General Motors Acceptance Corp. 8% 11/1/31	1,015,000	1,099,869
International Automotive Components Group SA 9.125% 6/1/18 (e)	990,000	866,250
Lear Corp.:
7.875% 3/15/18	215,000	235,425
8.125% 3/15/20	380,000	425,600
Navistar International Corp. 8.25% 11/1/21	1,679,000	1,830,110
Stoneridge, Inc. 9.5% 10/15/17 (e)	330,000	347,325
Tenneco, Inc.:
7.75% 8/15/18	330,000	358,050
8.125% 11/15/15	1,820,000	1,895,093
Tomkins LLC/Tomkins, Inc. 9.25% 10/1/18	369,000	407,745
Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc. 10.625% 9/1/17 (e)	1,488,000	1,616,414
		28,787,371
Banks & Thrifts - 1.4%
Ally Financial, Inc.:
3.71% 2/11/14 (h)	585,000	574,763
4.5% 2/11/14	585,000	587,925
5.5% 2/15/17	1,180,000	1,185,900
6.25% 12/1/17	610,000	631,350
6.75% 12/1/14	1,878,000	1,976,595
7.5% 12/31/13	835,000	887,188
7.5% 9/15/20	1,015,000	1,111,425
8% 3/15/20	610,000	690,825
8% 11/1/31	1,440,000	1,602,000
Citigroup Capital XXI 8.3% 12/21/77 (h)	670,000	686,750
		9,934,721
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Broadcasting - 0.8%
Clear Channel Communications, Inc. 10.75% 8/1/16	$ 405,000	$ 330,075
Nexstar Broadcasting, Inc.:
7% 1/15/14	521,000	520,349
7% 1/15/14 pay-in-kind	1,588,997	1,587,011
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. 8.875% 4/15/17	480,000	513,600
Univision Communications, Inc.:
6.875% 5/15/19 (e)	2,155,000	2,181,938
7.875% 11/1/20 (e)	500,000	528,750
		5,661,723
Building Materials - 2.9%
Associated Materials LLC 9.125% 11/1/17	2,965,000	2,920,525
Building Materials Corp. of America 6.75% 5/1/21 (e)	565,000	615,850
Cemex SA de CV:
5.5793% 9/30/15 (e)(h)	3,070,000	2,724,625
9% 1/11/18 (e)	2,895,000	2,677,875
General Cable Corp.:
2.956% 4/1/15 (h)	1,240,000	1,159,400
7.125% 4/1/17	1,805,000	1,863,663
Headwaters, Inc. 7.625% 4/1/19	1,875,000	1,809,375
Interline Brands, Inc. 7% 11/15/18	345,000	367,425
Masco Corp.:
6.125% 10/3/16	210,000	219,795
7.125% 3/15/20	875,000	927,500
Masonite International Corp. 8.25% 4/15/21 (e)	310,000	332,475
Ply Gem Industries, Inc. 8.25% 2/15/18	2,805,000	2,692,800
Summit Materials LLC/Summit Materials Finance Corp. 10.5% 1/31/20 (e)	825,000	866,250
USG Corp. 8.375% 10/15/18 (e)	835,000	864,225
		20,041,783
Cable TV - 3.0%
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.5% 4/30/21	2,970,000	3,155,625
6.625% 1/31/22	1,305,000	1,396,350
7% 1/15/19	3,460,000	3,728,150
7.375% 6/1/20	900,000	983,250
7.875% 4/30/18	455,000	497,088
CSC Holdings LLC:
6.75% 11/15/21 (e)	1,175,000	1,286,625
8.625% 2/15/19	785,000	926,300
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Cable TV - continued
DISH DBS Corp. 6.75% 6/1/21	$ 1,575,000	$ 1,744,313
EchoStar Communications Corp. 7.125% 2/1/16	660,000	727,650
Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg GmbH & Co. KG 7.5% 3/15/19 (e)	210,000	226,800
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 8.125% 12/1/17 (e)	420,000	453,600
UPCB Finance III Ltd. 6.625% 7/1/20 (e)	4,415,000	4,536,413
UPCB Finance V Ltd. 7.25% 11/15/21 (e)	880,000	926,200
UPCB Finance VI Ltd. 6.875% 1/15/22 (e)	450,000	459,540
		21,047,904
Capital Goods - 0.7%
Amsted Industries, Inc. 8.125% 3/15/18 (e)	1,145,000	1,236,600
Briggs & Stratton Corp. 6.875% 12/15/20	325,000	343,688
CNH Capital LLC 6.25% 11/1/16 (e)	705,000	754,350
Coleman Cable, Inc. 9% 2/15/18	2,075,000	2,147,625
UR Financing Escrow Corp. 5.75% 7/15/18 (e)(g)	455,000	467,513
		4,949,776
Chemicals - 1.1%
Celanese US Holdings LLC:
5.875% 6/15/21	430,000	468,700
6.625% 10/15/18	660,000	722,700
Chemtura Corp. 7.875% 9/1/18	1,310,000	1,408,250
Georgia Gulf Corp. 9% 1/15/17 (e)	1,080,000	1,206,900
Ineos Finance PLC 8.375% 2/15/19 (e)	455,000	480,025
Kinove German Bondco GmbH 9.625% 6/15/18 (e)	390,000	398,775
Kraton Polymers LLC/Kraton Polymers Capital Corp. 6.75% 3/1/19	410,000	418,200
Lyondell Chemical Co. 8% 11/1/17	355,000	395,825
LyondellBasell Industries NV 6% 11/15/21 (e)	520,000	569,400
NOVA Chemicals Corp. 8.625% 11/1/19	1,230,000	1,411,425
Taminco Global Chemical Corp. 9.75% 3/31/20 (e)	195,000	203,775
		7,683,975
Consumer Products - 0.1%
Armored AutoGroup, Inc. 9.25% 11/1/18 (e)	335,000	279,725
Elizabeth Arden, Inc. 7.375% 3/15/21	220,000	238,150
Prestige Brands, Inc. 8.125% 2/1/20 (e)	120,000	130,500
		648,375
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Containers - 3.1%
Ardagh Packaging Finance PLC:
7.375% 10/15/17 (e)	$ 550,000	$ 588,500
9.125% 10/15/20 (e)	465,000	492,900
Ardagh Packaging Finance PLC / Ardagh MP Holdings USA, Inc. 9.125% 10/15/20 (e)	1,160,000	1,200,600
Berry Plastics Corp. 5.3215% 2/15/15 (h)	3,800,000	3,814,440
Graham Packaging Co. LP/GPC Capital Corp. 8.25% 10/1/18	650,000	650,000
Graphic Packaging International, Inc. 7.875% 10/1/18	425,000	465,375
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
6.875% 2/15/21 (e)	2,115,000	2,231,325
7.125% 4/15/19 (e)	535,000	565,763
7.875% 8/15/19 (e)	1,940,000	2,119,450
8.25% 2/15/21 (e)	3,225,000	3,087,938
9% 4/15/19 (e)	1,050,000	1,050,000
9.875% 8/15/19 (e)	175,000	180,906
9.875% 8/15/19 (e)	1,410,000	1,457,588
Sealed Air Corp.:
8.125% 9/15/19 (e)	1,405,000	1,580,625
8.375% 9/15/21 (e)	1,560,000	1,801,800
Solo Cup Co. 8.5% 2/15/14	400,000	393,000
		21,680,210
Diversified Financial Services - 7.8%
Aircastle Ltd.:
9.75% 8/1/18	275,000	310,063
9.75% 8/1/18 (e)	625,000	704,688
CIT Group, Inc.:
5.5% 2/15/19 (e)	915,000	934,444
7% 5/4/15 (e)	2,854,000	2,861,135
7% 5/1/16	281	282
7% 5/2/16 (e)	6,984,000	6,988,400
7% 5/1/17	341	341
7% 5/2/17 (e)	3,274,000	3,276,063
Eileme 2 AB 11.625% 1/31/20 (e)	1,150,000	1,196,000
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 8% 1/15/18	5,095,000	5,400,700
International Lease Finance Corp.:
5.625% 9/20/13	910,000	927,063
5.75% 5/15/16	835,000	843,350
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Diversified Financial Services - continued
International Lease Finance Corp.: - continued
5.875% 5/1/13	$ 705,000	$ 720,863
6.25% 5/15/19	1,620,000	1,642,074
6.625% 11/15/13	1,450,000	1,497,125
7.125% 9/1/18 (e)	2,680,000	2,974,800
8.625% 9/15/15	5,780,000	6,386,900
8.625% 1/15/22	2,715,000	3,061,163
8.75% 3/15/17	3,975,000	4,452,000
8.875% 9/1/17	2,640,000	2,956,800
Penson Worldwide, Inc. 12.5% 5/15/17 (e)	1,915,000	1,110,700
SLM Corp.:
6% 1/25/17	700,000	726,250
6.25% 1/25/16	735,000	766,238
7.25% 1/25/22	755,000	790,863
8% 3/25/20	2,985,000	3,276,038
8.45% 6/15/18	965,000	1,080,800
		54,885,143
Diversified Media - 0.6%
Clear Channel Worldwide Holdings, Inc.:
7.625% 3/15/20 (e)(g)	915,000	915,000
Entravision Communication Corp. 8.75% 8/1/17	570,000	598,500
Lamar Media Corp. 5.875% 2/1/22 (e)	290,000	294,698
Nielsen Finance LLC/Nielsen Finance Co.:
7.75% 10/15/18	1,125,000	1,248,750
11.5% 5/1/16	1,068,000	1,236,210
		4,293,158
Electric Utilities - 6.5%
Atlantic Power Corp. 9% 11/15/18 (e)	1,960,000	1,999,200
Calpine Corp.:
7.5% 2/15/21 (e)	7,415,000	8,008,200
7.875% 7/31/20 (e)	4,870,000	5,332,650
7.875% 1/15/23 (e)	140,000	152,600
CMS Energy Corp. 8.75% 6/15/19	340,000	413,100
Dolphin Subsidiary II, Inc. 7.25% 10/15/21 (e)	1,165,000	1,328,100
Energy Future Holdings Corp. 10% 1/15/20	365,000	394,200
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
10% 12/1/20	1,625,000	1,765,156
11% 10/1/21 (e)	172,000	166,840
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Electric Utilities - continued
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.: - continued
11.75% 3/1/22 (e)	$ 2,255,000	$ 2,317,013
GenOn Energy, Inc.:
9.5% 10/15/18	2,155,000	2,058,025
9.875% 10/15/20	3,205,000	3,004,688
InterGen NV 9% 6/30/17 (e)	3,645,000	3,827,250
Mirant Americas Generation LLC:
8.5% 10/1/21	2,825,000	2,570,750
9.125% 5/1/31	1,684,000	1,524,020
NRG Energy, Inc.:
7.625% 5/15/19	645,000	635,325
7.875% 5/15/21	695,000	684,575
NSG Holdings II, LLC 7.75% 12/15/25 (e)	946,000	955,460
Puget Energy, Inc. 6% 9/1/21	960,000	1,025,837
RRI Energy, Inc. 7.875% 6/15/17	1,970,000	1,827,175
The AES Corp.:
7.375% 7/1/21 (e)	1,245,000	1,419,300
8% 10/15/17	2,940,000	3,381,000
9.75% 4/15/16	660,000	785,400
TXU Corp. 6.5% 11/15/24	350,000	169,750
		45,745,614
Energy - 9.5%
AmeriGas Finance LLC/AmeriGas Finance Corp.:
6.75% 5/20/20	460,000	471,500
7% 5/20/22	985,000	1,014,550
AmeriGas Partners LP/AmeriGas Finance Corp.:
6.25% 8/20/19	695,000	701,950
6.5% 5/20/21	605,000	611,050
Antero Resources Finance Corp. 7.25% 8/1/19 (e)	1,390,000	1,459,500
ATP Oil & Gas Corp. 11.875% 5/1/15	4,255,000	2,765,750
Atwood Oceanics, Inc. 6.5% 2/1/20	175,000	185,063
Calumet Specialty Products Partners LP/Calumet Finance Corp.:
9.375% 5/1/19	1,445,000	1,510,025
Chesapeake Energy Corp.:
6.125% 2/15/21	1,565,000	1,576,738
9.5% 2/15/15	945,000	1,086,750
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
Chesapeake Midstream Partners LP/CHKM Finance Corp. 6.125% 7/15/22 (e)	$ 925,000	$ 955,063
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (e)	695,000	708,900
Comstock Resources, Inc. 7.75% 4/1/19	2,000,000	1,845,000
Continental Resources, Inc.:
7.125% 4/1/21	380,000	420,850
7.375% 10/1/20	550,000	611,875
Crestwood Midstream Partners LP / Finance Corp. 7.75% 4/1/19 (e)	1,300,000	1,313,000
Denbury Resources, Inc. 8.25% 2/15/20	743,000	845,163
Edgen Murray Corp. 12.25% 1/15/15	2,730,000	2,767,401
Energy Transfer Equity LP 7.5% 10/15/20	3,685,000	4,219,325
Expro Finance Luxembourg SCA 8.5% 12/15/16 (e)	4,500,000	4,041,000
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21	855,000	752,400
Forest Oil Corp. 7.25% 6/15/19	2,675,000	2,681,688
Frontier Oil Corp. 6.875% 11/15/18	530,000	548,550
Hornbeck Offshore Services, Inc. 6.125% 12/1/14	1,780,000	1,784,450
Inergy LP/Inergy Finance Corp.:
6.875% 8/1/21	3,115,000	2,998,188
7% 10/1/18	1,180,000	1,156,400
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19 (e)	2,750,000	2,746,700
6.5% 5/15/19 (e)	1,325,000	1,351,500
7.75% 2/1/21	650,000	695,500
8.625% 4/15/20	1,490,000	1,653,900
Markwest Energy Partners LP/Markwest Energy Finance Corp. 6.25% 6/15/22	1,565,000	1,678,463
McJunkin Red Man Corp. 9.5% 12/15/16	5,710,000	6,109,700
Offshore Group Investment Ltd. 11.5% 8/1/15	450,000	501,750
Oil States International, Inc. 6.5% 6/1/19	885,000	951,375
Parker Drilling Co. 9.125% 4/1/18	445,000	477,263
Pioneer Drilling Co. 9.875% 3/15/18	535,000	572,450
Plains Exploration & Production Co.:
6.75% 2/1/22	1,160,000	1,273,100
7.625% 4/1/20	960,000	1,056,000
Precision Drilling Corp. 6.5% 12/15/21 (e)	155,000	165,463
Quicksilver Resources, Inc. 7.125% 4/1/16	200,000	192,000
Regency Energy Partners LP/Regency Energy Finance Corp. 6.875% 12/1/18	890,000	965,650
Samson Investment Co. 9.75% 2/15/20 (e)	860,000	900,850
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
SESI LLC 6.375% 5/1/19	$ 1,165,000	$ 1,226,163
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17	465,000	460,350
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
6.375% 8/1/22 (e)	415,000	432,638
6.875% 2/1/21	440,000	470,800
7.875% 10/15/18	1,235,000	1,346,150
WPX Energy, Inc.:
5.25% 1/15/17 (e)	725,000	739,500
6% 1/15/22 (e)	1,535,000	1,588,725
		66,588,119
Environmental - 0.1%
Covanta Holding Corp. 7.25% 12/1/20	825,000	879,910
Food & Drug Retail - 1.5%
Bi-Lo LLC/Bi-Lo Finance Corp. 9.25% 2/15/19 (e)	1,690,000	1,795,625
Rite Aid Corp.:
7.5% 3/1/17	1,145,000	1,173,625
9.375% 12/15/15	290,000	298,700
9.5% 6/15/17	4,295,000	4,359,425
10.25% 10/15/19	335,000	381,900
10.375% 7/15/16	2,140,000	2,284,450
Tops Markets LLC 10.125% 10/15/15	375,000	404,063
		10,697,788
Food/Beverage/Tobacco - 0.9%
Bumble Bee Acquisition Corp. 9% 12/15/17 (e)	1,583,000	1,662,150
C&S Group Enterprises LLC 8.375% 5/1/17 (e)	3,040,000	3,237,600
Dean Foods Co. 7% 6/1/16	827,413	850,167
JBS USA LLC/JBS USA Finance, Inc.:
7.25% 6/1/21 (e)	45,000	43,875
8.25% 2/1/20 (e)	615,000	631,913
		6,425,705
Gaming - 1.7%
Ameristar Casinos, Inc. 7.5% 4/15/21	1,245,000	1,341,488
Caesars Operating Escrow LLC / Caesars Escrow Corp. 8.5% 2/15/20 (e)	2,460,000	2,515,350
Chester Downs & Marina LLC 9.25% 2/1/20 (e)	240,000	252,000
MGM Mirage, Inc.:
7.5% 6/1/16	470,000	477,050
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Gaming - continued
MGM Mirage, Inc.: - continued
7.625% 1/15/17	$ 1,725,000	$ 1,742,250
8.625% 2/1/19 (e)	3,075,000	3,274,875
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20 (e)	1,620,000	1,628,100
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.75% 8/15/20	805,000	905,625
		12,136,738
Healthcare - 7.7%
Air Medical Group Holdings, Inc. 9.25% 11/1/18 (e)	680,000	739,500
Alere, Inc. 9% 5/15/16	695,000	733,225
Carriage Services, Inc. 7.875% 1/15/15	705,000	712,050
Community Health Systems, Inc.:
8% 11/15/19 (e)	2,115,000	2,252,475
8.875% 7/15/15	2,186,000	2,289,835
Emergency Medical Services Corp. 8.125% 6/1/19	2,145,000	2,252,250
Endo Pharmaceuticals Holdings, Inc. 7% 12/15/20	920,000	1,007,400
Fresenius Medical Care US Finance II, Inc. 6.5% 9/15/18 (e)	335,000	371,415
Grifols, Inc. 8.25% 2/1/18	375,000	406,875
HCA, Inc.:
6.5% 2/15/20	2,455,000	2,626,605
7.25% 9/15/20	1,025,000	1,121,145
7.875% 2/15/20	2,290,000	2,524,725
8% 10/1/18	2,000,000	2,200,000
8.5% 4/15/19	1,420,000	1,586,850
Health Management Associates, Inc. 7.375% 1/15/20 (e)	250,000	260,625
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19	2,285,000	2,182,175
Inverness Medical Innovations, Inc. 7.875% 2/1/16	2,415,000	2,517,638
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 9.5% 12/1/19 (e)	260,000	284,700
Kindred Healthcare, Inc. 8.25% 6/1/19	340,000	318,750
Mylan, Inc. 6% 11/15/18 (e)	3,515,000	3,673,175
Omega Healthcare Investors, Inc.:
6.75% 10/15/22	2,335,000	2,533,475
7% 1/15/16	170,000	173,825
7.5% 2/15/20	1,430,000	1,565,850
Rotech Healthcare, Inc. 10.75% 10/15/15	500,000	512,500
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Healthcare - continued
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18	$ 975,000	$ 1,045,688
Stewart Enterprises, Inc. 6.5% 4/15/19	485,000	498,338
Tenet Healthcare Corp.:
6.25% 11/1/18 (e)	935,000	1,001,666
8.875% 7/1/19	1,335,000	1,521,900
Valeant Pharmaceuticals International:
6.5% 7/15/16 (e)	1,020,000	1,041,675
6.75% 8/15/21 (e)	580,000	577,100
6.875% 12/1/18 (e)	3,535,000	3,596,863
7% 10/1/20 (e)	715,000	727,513
7.25% 7/15/22 (e)	1,100,000	1,113,750
Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc.:
7.75% 2/1/19	1,280,000	1,318,400
8% 2/1/18	1,520,000	1,607,400
VWR Funding, Inc. 10.25% 7/15/15 pay-in-kind (h)	4,816,531	4,997,151
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (e)	560,000	518,000
		54,412,507
Homebuilders/Real Estate - 1.6%
CB Richard Ellis Services, Inc.:
6.625% 10/15/20	710,000	754,375
11.625% 6/15/17	1,620,000	1,871,100
KB Home:
5.875% 1/15/15	133,000	132,335
6.25% 6/15/15	177,000	177,000
7.25% 6/15/18	600,000	594,000
8% 3/15/20	775,000	778,875
9.1% 9/15/17	610,000	642,025
Realogy Corp.:
7.625% 1/15/20 (e)	1,535,000	1,586,730
7.875% 2/15/19 (e)	295,000	286,888
11.5% 4/15/17	1,030,000	927,000
Standard Pacific Corp.:
8.375% 5/15/18	1,385,000	1,488,875
8.375% 1/15/21	1,935,000	2,031,750
		11,270,953
Hotels - 0.9%
FelCor Lodging LP 6.75% 6/1/19	2,595,000	2,653,388
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Hotels - continued
Host Hotels & Resorts LP:
5.875% 6/15/19	$ 1,400,000	$ 1,512,000
6% 10/1/21 (e)	610,000	664,900
6.875% 11/1/14	1,650,000	1,674,750
9% 5/15/17	135,000	149,850
		6,654,888
Leisure - 0.7%
Dave & Buster's Parent, Inc. 0% 2/15/16 (e)	1,600,000	1,056,000
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17	850,000	960,500
NCL Corp. Ltd. 11.75% 11/15/16	765,000	885,488
Royal Caribbean Cruises Ltd.:
11.875% 7/15/15	1,590,000	1,915,950
yankee 7.25% 6/15/16	205,000	225,500
		5,043,438
Metals/Mining - 2.0%
Aleris International, Inc. 7.625% 2/15/18	485,000	505,613
Alpha Natural Resources, Inc.:
6% 6/1/19	1,325,000	1,291,875
6.25% 6/1/21	900,000	877,500
American Rock Salt Co. LLC/American Rock Capital Corp. 8.25% 5/1/18 (e)	230,000	184,000
Calcipar SA 6.875% 5/1/18 (e)	465,000	455,700
CONSOL Energy, Inc.:
8% 4/1/17	3,445,000	3,737,825
8.25% 4/1/20	1,675,000	1,825,750
FMG Resources (August 2006) Pty Ltd.:
7% 11/1/15 (e)	1,970,000	2,083,275
8.25% 11/1/19 (e)	1,485,000	1,637,213
Novelis, Inc. 8.375% 12/15/17	132,000	144,540
Peabody Energy Corp.:
6% 11/15/18 (e)	940,000	982,300
7.375% 11/1/16	360,000	405,900
SunCoke Energy, Inc. 7.625% 8/1/19	215,000	223,063
		14,354,554
Paper - 0.9%
ABI Escrow Corp. 10.25% 10/15/18 (e)	69,000	78,833
Boise Paper LLC/Boise Co-Issuer Co. 8% 4/1/20	540,000	588,600
Mercer International, Inc. 9.5% 12/1/17	495,000	517,275
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Paper - continued
NewPage Corp. 11.375% 12/31/14 (c)	$ 5,306,000	$ 3,196,865
Sappi Papier Holding AG 6.625% 4/15/21 (e)	415,000	389,063
Xerium Technologies, Inc. 8.875% 6/15/18	2,060,000	1,843,700
		6,614,336
Publishing/Printing - 0.4%
Cadmus Communications Corp. 8.375% 6/15/14	445,000	414,963
Cenveo Corp.:
7.875% 12/1/13	1,725,000	1,647,375
10.5% 8/15/16 (e)	685,000	671,300
TL Acquisitions, Inc. 10.5% 1/15/15 (e)	200,000	166,000
		2,899,638
Restaurants - 0.6%
DineEquity, Inc. 9.5% 10/30/18	2,700,000	2,976,750
Landry's Restaurants, Inc. 11.625% 12/1/15	375,000	410,625
Landrys Holdings, Inc. 11.5% 6/1/14 (e)	485,000	485,000
Roadhouse Financing, Inc. 10.75% 10/15/17	515,000	494,400
		4,366,775
Services - 1.6%
ARAMARK Corp. 4.0469% 2/1/15 (h)	2,470,000	2,460,738
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
3.0026% 5/15/14 (h)	950,000	907,250
7.625% 5/15/14	503,000	508,030
7.75% 5/15/16	1,065,000	1,096,950
9.625% 3/15/18	1,920,000	2,073,600
ServiceMaster Co.:
8% 2/15/20 (e)	460,000	487,600
10.75% 7/15/15 pay-in-kind (e)(h)	2,754,113	2,905,589
The Geo Group, Inc.:
6.625% 2/15/21	235,000	245,575
7.75% 10/15/17	240,000	258,000
		10,943,332
Shipping - 1.6%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17	3,925,000	3,238,125
Navios Maritime Holdings, Inc.:
8.125% 2/15/19	3,165,000	2,532,000
8.875% 11/1/17	1,870,000	1,832,600
Navios South American Logisitcs, Inc./Navios Logistics Finance U.S., Inc. 9.25% 4/15/19 (e)	225,000	181,125
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Shipping - continued
Ship Finance International Ltd. 8.5% 12/15/13	$ 2,310,000	$ 2,275,350
Teekay Corp. 8.5% 1/15/20	710,000	731,300
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14	690,000	634,800
		11,425,300
Steel - 0.5%
Essar Steel Algoma, Inc. 9.375% 3/15/15 (e)	1,520,000	1,565,600
JMC Steel Group, Inc. 8.25% 3/15/18 (e)	1,815,000	1,894,406
		3,460,006
Super Retail - 2.2%
Asbury Automotive Group, Inc. 7.625% 3/15/17	3,436,000	3,539,080
Claire's Escrow II Corp. 9% 3/15/19 (e)(g)	2,970,000	3,059,100
Claire's Stores, Inc.:
8.875% 3/15/19	305,000	266,113
9% 3/15/19 (e)(g)	785,000	808,550
J. Crew Group, Inc. 8.125% 3/1/19	1,945,000	1,947,431
Limited Brands, Inc.:
6.625% 4/1/21	1,675,000	1,846,688
7% 5/1/20	605,000	674,575
Sally Holdings LLC 6.875% 11/15/19 (e)	540,000	579,852
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17	1,695,000	1,872,975
Toys 'R' Us, Inc. 7.375% 9/1/16 (e)	670,000	688,425
		15,282,789
Technology - 5.6%
Avaya, Inc.:
7% 4/1/19 (e)	7,925,000	8,043,875
9.75% 11/1/15	4,395,000	4,395,000
10.125% 11/1/15 pay-in-kind (h)	5,618,138	5,618,138
CDW LLC/CDW Finance Corp.:
8% 12/15/18	935,000	1,014,475
8.5% 4/1/19	2,135,000	2,287,012
12.535% 10/12/17	2,690,000	2,932,100
Ceridian Corp. 11.25% 11/15/15	285,000	272,175
CommScope, Inc. 8.25% 1/15/19 (e)	1,305,000	1,373,513
First Data Corp.:
7.375% 6/15/19 (e)	470,000	473,525
8.25% 1/15/21 (e)	1,212,000	1,172,610
8.75% 1/15/22 pay-in-kind (e)(h)	975,000	940,875
10.55% 9/24/15 pay-in-kind (h)	327,398	337,220
12.625% 1/15/21	855,000	897,750
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Technology - continued
Freescale Semiconductor, Inc.:
8.05% 2/1/20	$ 1,450,000	$ 1,435,500
9.25% 4/15/18 (e)	1,545,000	1,699,500
10.125% 3/15/18 (e)	1,680,000	1,877,400
Jabil Circuit, Inc. 5.625% 12/15/20	390,000	419,250
Lucent Technologies, Inc. 6.45% 3/15/29	890,000	685,300
Sanmina-SCI Corp. 7% 5/15/19 (e)	1,535,000	1,569,538
Serena Software, Inc. 10.375% 3/15/16	210,000	216,300
Spansion LLC 7.875% 11/15/17	965,000	945,700
Viasystems, Inc. 12% 1/15/15 (e)	685,000	738,088
		39,344,844
Telecommunications - 6.8%
Broadview Networks Holdings, Inc. 11.375% 9/1/12	2,400,000	2,154,000
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (e)	1,220,000	1,186,450
Clearwire Escrow Corp. 12% 12/1/15 (e)	930,000	904,425
Cricket Communications, Inc. 7.75% 10/15/20	3,915,000	3,895,425
Digicel Group Ltd. 9.125% 1/15/15 pay-in-kind (e)(h)	281,000	285,918
Dycom Investments, Inc. 7.125% 1/15/21	535,000	548,375
Frontier Communications Corp.:
8.25% 4/15/17	935,000	1,009,800
8.5% 4/15/20	3,300,000	3,580,500
Intelsat Jackson Holdings SA:
7.25% 4/1/19	1,710,000	1,791,225
7.5% 4/1/21	2,310,000	2,431,275
9.5% 6/15/16	105,000	110,250
Intelsat Luxembourg SA:
11.25% 2/4/17	380,000	390,925
11.5% 2/4/17 pay-in-kind (h)	5,361,391	5,522,233
MetroPCS Wireless, Inc. 6.625% 11/15/20	2,515,000	2,577,875
Nextel Communications, Inc.:
5.95% 3/15/14	655,000	656,638
7.375% 8/1/15	5,635,000	5,564,563
NII Capital Corp. 7.625% 4/1/21	895,000	915,138
Sprint Capital Corp. 6.9% 5/1/19	8,295,000	7,341,075
Sprint Nextel Corp. 9% 11/15/18 (e)	465,000	514,383
VIP Finance Ireland Ltd. 7.748% 2/2/21 (e)	250,000	249,688
Wind Acquisition Finance SA:
7.25% 2/15/18 (e)	1,270,000	1,238,250
11.75% 7/15/17 (e)	2,030,000	2,080,750
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Telecommunications - continued
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (e)(h)	$ 2,260,335	$ 1,987,619
Windstream Corp.:
7% 3/15/19	745,000	771,075
8.125% 9/1/18	340,000	370,600
		48,078,455
Textiles & Apparel - 0.6%
Hanesbrands, Inc. 6.375% 12/15/20	3,150,000	3,283,875
Phillips-Van Heusen Corp. 7.375% 5/15/20	645,000	716,756
		4,000,631
TOTAL NONCONVERTIBLE BONDS		568,519,448
TOTAL CORPORATE BONDS (Cost $539,856,591)		569,619,592
Commercial Mortgage Securities - 0.0%

Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0% 8/1/24 (e)(h) (Cost $107,202)	148,634	75,447
Common Stocks - 0.3%
	Shares
Building Materials - 0.2%
Nortek, Inc. (a)	40,061	1,420,162
Diversified Financial Services - 0.1%
CIT Group, Inc. (a)	22,691	923,751
Publishing/Printing - 0.0%
RDA Holding Co. warrants 2/19/14 (a)(i)	6,468	0
Services - 0.0%
Penhall Acquisition Co.:
Class A (a)	763	61,040
Class B (a)	254	20,320
		81,360
TOTAL COMMON STOCKS (Cost $4,208,988)		2,425,273
Preferred Stocks - 1.8%
	Shares	Value
Convertible Preferred Stocks - 1.0%
Banks & Thrifts - 1.0%
Bank of America Corp. Series L, 7.25%	3,566	$ 3,361,312
Huntington Bancshares, Inc. 8.50%	3,170	3,645,500
		7,006,812
Electric Utilities - 0.0%
PPL Corp. 8.75%	6,900	369,909
TOTAL CONVERTIBLE PREFERRED STOCKS		7,376,721
Nonconvertible Preferred Stocks - 0.8%
Banks & Thrifts - 0.3%
Ally Financial, Inc. 7.00% (e)	2,830	2,377,200
Diversified Financial Services - 0.5%
Citigroup Capital XIII 7.875%	28,064	759,131
GMAC Capital Trust I Series 2, 8.125%	103,471	2,429,499
		3,188,630
TOTAL NONCONVERTIBLE PREFERRED STOCKS		5,565,830
TOTAL PREFERRED STOCKS (Cost $12,043,588)		12,942,551
Floating Rate Loans - 11.4%
	Principal Amount
Aerospace - 0.2%
Sequa Corp. term loan 3.8357% 12/3/14 (h)	$ 1,065,091	1,054,440
Air Transportation - 0.9%
US Airways Group, Inc. term loan 2.744% 3/23/14 (h)	7,275,242	6,675,034
Automotive - 0.4%
Delphi Corp. Tranche B, term loan 3.5% 3/31/17 (h)	199,353	199,851
Federal-Mogul Corp.:
Tranche B, term loan 2.1959% 12/27/14 (h)	1,621,106	1,552,209
Tranche C, term loan 2.1887% 12/27/15 (h)	827,095	791,943
The Goodyear Tire & Rubber Co. Tranche 2LN, term loan 1.75% 4/30/14 (h)	280,000	275,800
		2,819,803
Floating Rate Loans - continued
	Principal Amount	Value
Broadcasting - 0.7%
Univision Communications, Inc. term loan 4.494% 3/31/17 (h)	$ 4,981,398	$ 4,626,473
VNU, Inc. Tranche C, term loan 3.507% 5/1/16 (h)	640,352	638,751
		5,265,224
Cable TV - 0.5%
Cequel Communications LLC Tranche B, term loan 4% 2/14/19 (h)	3,215,000	3,190,888
Capital Goods - 0.1%
SRAM LLC.:
2nd LN, term loan 8.5% 12/7/18 (h)	245,000	246,225
Tranche B 1LN, term loan 4.7645% 6/7/18 (h)	724,571	723,666
		969,891
Diversified Financial Services - 0.1%
International Lease Finance Corp. Tranche 2LN, term loan 7% 3/17/16 (h)	658,000	658,855
Electric Utilities - 0.6%
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.757% 10/10/17 (h)	6,968,139	3,893,448
Energy - 0.2%
CCS, Inc. Tranche B, term loan 3.244% 11/14/14 (h)	690,639	664,740
Frac Tech Holdings LLC Tranche B, term loan 6.25% 5/6/16 (h)	605,663	601,908
		1,266,648
Food & Drug Retail - 0.2%
Rite Aid Corp. Tranche ABL, term loan 2.007% 6/4/14 (h)	1,121,263	1,090,428
Gaming - 0.1%
Ameristar Casinos, Inc. Tranche B, term loan 4% 4/14/18 (h)	704,675	705,556
Healthcare - 1.0%
Community Health Systems, Inc.:
term loan 4.0783% 1/25/17 (h)	391,682	386,296
Tranche B, term loan 2.9965% 7/25/14 (h)	780,960	769,246
Tranche DD, term loan 4.5% 7/25/14 (h)	40,111	39,509
Emergency Medical Services Corp. Tranche B, term loan 5.25% 5/25/18 (h)	992,500	988,778
HCA, Inc.:
Tranche B2, term loan 3.8293% 3/31/17 (h)	504,058	497,758
Tranche B3, term loan 3.494% 5/1/18 (h)	1,493,935	1,471,526
Floating Rate Loans - continued
	Principal Amount	Value
Healthcare - continued
IASIS Healthcare LLC Tranche B, term loan 5% 5/3/18 (h)	$ 1,265,188	$ 1,257,344
VWR Funding, Inc. term loan 2.744% 6/29/14 (h)	1,385,207	1,367,892
		6,778,349
Publishing/Printing - 0.5%
Thomson Learning Tranche B, term loan 2.49% 7/5/14 (h)	3,953,167	3,666,563
Restaurants - 0.5%
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 2.7173% 6/14/13 (h)	322,095	314,043
term loan 2.5625% 6/14/14 (h)	3,267,337	3,185,653
		3,499,696
Services - 0.2%
ServiceMaster Co.:
term loan 2.8265% 7/24/14 (h)	1,014,858	1,003,441
Tranche DD, term loan 2.75% 7/24/14 (h)	101,065	99,928
		1,103,369
Specialty Retailing - 0.1%
Michaels Stores, Inc. Tranche B1, term loan 2.875% 10/31/13 (h)	664,820	659,003
Super Retail - 0.6%
Neiman Marcus Group, Inc. Tranche B, term loan 4.75% 5/16/18 (h)	4,505,000	4,476,844
Technology - 3.1%
Avaya, Inc.:
term loan 3.2406% 10/27/14 (h)	2,113,770	2,066,210
Tranche B 3LN, term loan 5.0061% 10/26/17 (h)	4,245,942	4,118,564
CDW Corp. Tranche B, term loan 4% 7/15/17 (h)	4,194,985	4,095,354
First Data Corp. term loan 4.2445% 3/24/18 (h)	9,804,895	8,824,371
Freescale Semiconductor, Inc. term loan 4.5178% 12/1/16 (h)	2,198,298	2,126,853
SunGard Data Systems, Inc. Tranche B, term loan 2.0046% 2/28/14 (h)	861,240	857,795
		22,089,147
Telecommunications - 1.4%
Crown Castle Operating Co. Tranche B, term loan 4% 1/31/19 (h)	785,000	781,075
FairPoint Communications, Inc. term loan 6.5% 1/24/16 (h)	7,585,000	6,390,363
Floating Rate Loans - continued
	Principal Amount	Value
Telecommunications - continued
Intelsat Jackson Holdings SA:
term loan 3.2535% 2/1/14 (h)	$ 1,250,000	$ 1,218,750
Tranche B, term loan 5.25% 4/2/18 (h)	1,736,726	1,736,726
		10,126,914
TOTAL FLOATING RATE LOANS (Cost $79,595,261)		79,990,100
Preferred Securities - 0.4%

Banks & Thrifts - 0.4%
Bank of America Corp.:
8% (f)(h)	465,000	468,066
8.125% (f)(h)	2,130,000	2,185,701
TOTAL PREFERRED SECURITIES (Cost $2,548,874)		2,653,767
Money Market Funds - 4.2%
	Shares
Fidelity Cash Central Fund, 0.12% (b) (Cost $29,621,199)	29,621,199	29,621,199
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $667,981,703)		697,327,929
NET OTHER ASSETS (LIABILITIES) - 1.0%		6,930,523
NET ASSETS - 100%		$ 704,258,452
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $197,231,280 or 28.0% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
RDA Holding Co. warrants 2/19/14	2/27/07 - 3/7/07	$ 2,004,800
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 13,357
Other Information

The following is a summary of the inputs used, as of February 29, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ -	$ -	$ -	$ -
Financials	13,496,393	11,119,193	2,377,200	-
Industrials	1,501,522	1,420,162	-	81,360
Utilities	369,909	-	369,909	-
Corporate Bonds	569,619,592	-	569,601,675	17,917
Commercial Mortgage Securities	75,447	-	-	75,447
Floating Rate Loans	79,990,100	-	79,990,100	-
Preferred Securities	2,653,767	-	2,653,767	-
Money Market Funds	29,621,199	29,621,199	-	-
Total Investments in Securities:	$ 697,327,929	$ 42,160,554	$ 654,992,651	$ 174,724
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 167,202
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	16,053
Cost of Purchases	-
Proceeds of Sales	(7,867)
Amortization/Accretion	(664)
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 174,724
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 29, 2012	$ 16,053

The information used in the above reconciliation represents fiscal yer to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	89.6%
Luxembourg	3.1%
Canada	1.3%
Marshall Islands	1.2%
Others (Individually Less Than 1%)	4.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 29, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $638,360,504)	$ 667,706,730
Fidelity Central Funds (cost $29,621,199)	29,621,199
Total Investments (cost $667,981,703)		$ 697,327,929
Cash		206,279
Receivable for investments sold		3,034,753
Interest receivable		11,037,540
Distributions receivable from Fidelity Central Funds		2,358
Total assets		711,608,859

Liabilities
Payable for investments purchased Regular delivery	$ 4,817,896
Delayed delivery	2,529,522
Distributions payable	79
Other payables and accrued expenses	2,910
Total liabilities		7,350,407

Net Assets		$ 704,258,452
Net Assets consist of:
Paid in capital		$ 674,912,226
Net unrealized appreciation (depreciation) on investments		29,346,226
Net Assets, for 6,284,311 shares outstanding		$ 704,258,452
Net Asset Value, offering price and redemption price per share ($704,258,452 ÷ 6,284,311 shares)		$ 112.07

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended February 29, 2012 (Unaudited)

Investment Income
Dividends		$ 565,846
Interest		26,326,223
Income from Fidelity Central Funds		13,357
Total income		26,905,426

Expenses
Custodian fees and expenses	$ 5,238
Independent directors' compensation	2,114
Total expenses before reductions	7,352
Expense reductions	(2,184)	5,168
Net investment income (loss)		26,900,258
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		4,035,091
Change in net unrealized appreciation (depreciation) on investment securities		30,512,453
Net gain (loss)		34,547,544
Net increase (decrease) in net assets resulting from operations		$ 61,447,802

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended February 29, 2012 (Unaudited)	Year ended August 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 26,900,258	$ 49,184,660
Net realized gain (loss)	4,035,091	21,653,408
Change in net unrealized appreciation (depreciation)	30,512,453	(33,048,931)
Net increase (decrease) in net assets resulting from operations	61,447,802	37,789,137
Distributions to partners from net investment income	(23,924,241)	(41,924,291)
Affiliated share transactions Proceeds from sales of shares	-	104,443,965
Reinvestment of distributions	23,923,742	41,923,298
Cost of shares redeemed	-	(31,017,155)
Net increase (decrease) in net assets resulting from share transactions	23,923,742	115,350,108
Total increase (decrease) in net assets	61,447,303	111,214,954

Net Assets
Beginning of period	642,811,149	531,596,195
End of period	$ 704,258,452	$ 642,811,149
Other Affiliated Information Shares
Sold	-	927,403
Issued in reinvestment of distributions	223,140	378,642
Redeemed	-	(288,588)
Net increase (decrease)	223,140	1,017,457

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended February 29, 2012	Years ended August 31,
	(Unaudited)	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 106.05	$ 105.40	$ 94.45	$ 98.62	$ 100.00
Income from Investment Operations
Net investment income (loss) D	4.370	9.048	9.362	8.623	3.708
Net realized and unrealized gain (loss)	5.537	(.660)	9.337	(5.390)	(1.658)
Total from investment operations	9.907	8.388	18.699	3.233	2.050
Distributions to partners from net investment income	(3.887)	(7.738)	(7.749)	(7.403)	(3.430)
Net asset value, end of period	$ 112.07	$ 106.05	$ 105.40	$ 94.45	$ 98.62
Total Return B, C	9.57%	7.88%	20.25%	4.83%	2.09%
Ratios to Average Net Assets E, I
Expenses before reductions G	-% A	-%	-%	-%	-% A
Expenses net of fee waivers, if any G	-% A	-%	-%	-%	-% A
Expenses net of all reductions G	-% A	-%	-%	-%	-% A
Net investment income (loss)	8.23% A	8.18%	9.08%	10.53%	8.73% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 704,258	$ 642,811	$ 531,596	$ 465,555	$ 435,837
Portfolio turnover rate F	35% A	43%	65%	57%	35%A, J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than .01%.

H For the period March 31, 2008 (commencement of operations) to August 31, 2008.

I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 29, 2012 (Unaudited)

1. Organization.

Fidelity® High Income Central Fund 2 (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each fund, in accordance with the Partnership Agreement.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the Securities and Exchange Commission SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Directors to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 29, 2012 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans and preferred securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For commercial mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

from other Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because the Fund allocates, at least annually among its partners, each partner's share of the Fund's income and expenses and capital gains and losses as determined by income tax regulations for inclusion in each partner's tax return.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market discount and term loan fee income which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the Fund's partnership structure, paid in capital includes any accumulated net investment income/(loss) and net realized gain/(loss) on investments.

There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 53,449,345
Gross unrealized depreciation	(15,288,734)
Net unrealized appreciation (depreciation) on securities and other investments	$ 38,160,611

Tax Cost	$ 659,167,318

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $137,214,443 and $110,467,684, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR Co., Inc. (FMRC), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FMRC, FMR pays FMRC a portion of the management fees it receives from the Investing Funds. In

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee and Expense Contract - continued

addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

7. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $2,114.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $70.

8. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Fidelity® Specialized High Income
Central Fund

Semiannual Report

February 29, 2012

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

SHI-SANN-0412
1.820820.106

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2011 to February 29, 2012).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value September 1, 2011	Ending Account Value February 29, 2012	Expenses Paid During Period * September 1, 2011 to February 29, 2012
Actual	.0013%	$ 1,000.00	$ 1,087.80	$ .01
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,024.86	$ .01

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of February 29, 2012
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
International Lease Finance Corp.	4.8	4.7
Ford Motor Credit Co. LLC	4.2	3.4
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	3.9	4.2
The AES Corp.	2.5	2.2
CCO Holdings LLC/CCO Holdings Capital Corp.	2.5	1.3
	17.9
Top Five Market Sectors as of February 29, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	13.8	10.8
Diversified Financial Services	11.1	10.6
Automotive	10.4	8.6
Electric Utilities	9.8	8.1
Telecommunications	9.4	11.5
Quality Diversification (% of fund's net assets)
As of February 29, 2012	As of August 31, 2011
BBB 3.0%	BBB 3.4%
BB 71.5%	BB 71.5%
B 21.6%	B 16.3%
CCC,CC,C 0.3%	CCC,CC,C 0.0%
Not Rated 0.1%	Not Rated 0.0%†
Short-Term Investments and Net Other Assets 3.5%	Short-Term Investments and Net Other Assets 8.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of February 29, 2012 *		As of August 31, 2011 **
	Nonconvertible Bonds 92.0%		Nonconvertible Bonds 86.4%
	Floating Rate Loans 4.5%		Floating Rate Loans 4.8%
	Short-Term Investments and Net Other Assets 3.5%		Short-Term Investments and Net Other Assets 8.8%
* Foreign investments	13.8%	** Foreign investments	12.6%

† Amount represents less than 0.1%

Semiannual Report

Investments February 29, 2012 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 92.0%
	Principal Amount	Value
Aerospace - 1.7%
BE Aerospace, Inc.:
6.875% 10/1/20	$ 1,525,000	$ 1,698,469
8.5% 7/1/18	2,255,000	2,505,869
Huntington Ingalls Industries, Inc. 6.875% 3/15/18	3,260,000	3,431,150
		7,635,488
Air Transportation - 2.7%
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21	706,146	734,392
6.75% 9/15/15 (a)	2,535,000	2,563,392
Continental Airlines, Inc. 9.25% 5/10/17	339,481	359,850
Delta Air Lines, Inc. pass-thru trust certificates:
6.375% 1/2/16	690,000	645,150
6.75% 11/23/15	690,000	665,850
8.021% 8/10/22	2,364,270	2,399,734
8.954% 8/10/14	349,132	358,314
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17	1,307,745	1,294,668
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19	1,204,750	1,156,560
9.75% 1/15/17	1,557,063	1,769,290
12% 1/15/16 (a)	243,394	262,865
		12,210,065
Automotive - 8.3%
Dana Holding Corp.:
6.5% 2/15/19	4,350,000	4,708,875
6.75% 2/15/21	1,035,000	1,122,975
Delphi Corp.:
5.875% 5/15/19 (a)	4,170,000	4,399,350
6.125% 5/15/21 (a)	3,330,000	3,567,096
Ford Motor Co. 7.45% 7/16/31	3,107,000	3,988,611
Ford Motor Credit Co. LLC:
3.875% 1/15/15	2,730,000	2,798,872
5% 5/15/18	2,305,000	2,429,972
5.625% 9/15/15	1,310,000	1,413,163
5.875% 8/2/21	1,305,000	1,455,917
6.625% 8/15/17	5,835,000	6,608,138
7% 4/15/15	1,630,000	1,803,106
8% 12/15/16	2,350,000	2,793,062
		37,089,137
Nonconvertible Bonds - continued
	Principal Amount	Value
Building Materials - 2.3%
Building Materials Corp. of America:
6.75% 5/1/21 (a)	$ 2,690,000	$ 2,932,100
6.875% 8/15/18 (a)	4,960,000	5,332,000
Griffon Corp. 7.125% 4/1/18	1,765,000	1,831,188
		10,095,288
Cable TV - 5.5%
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.5% 4/30/21	3,585,000	3,809,063
6.625% 1/31/22	835,000	893,450
7% 1/15/19	3,695,000	3,981,363
7.25% 10/30/17	2,420,000	2,619,650
CSC Holdings LLC:
6.75% 11/15/21 (a)	1,070,000	1,171,650
8.625% 2/15/19	2,185,000	2,578,300
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 8.125% 12/1/17 (a)	3,610,000	3,898,800
UPCB Finance III Ltd. 6.625% 7/1/20 (a)	4,275,000	4,392,563
UPCB Finance V Ltd. 7.25% 11/15/21 (a)	1,335,000	1,405,088
		24,749,927
Capital Goods - 0.4%
Amsted Industries, Inc. 8.125% 3/15/18 (a)	1,575,000	1,701,000
Chemicals - 0.7%
Celanese US Holdings LLC 6.625% 10/15/18	1,655,000	1,812,225
Ineos Finance PLC 8.375% 2/15/19 (a)	290,000	305,950
Lyondell Chemical Co. 8% 11/1/17	676,000	753,740
LyondellBasell Industries NV 6% 11/15/21 (a)	330,000	361,350
		3,233,265
Containers - 2.2%
Ardagh Packaging Finance PLC 7.375% 10/15/17 (a)	2,420,000	2,589,400
Ball Corp. 5% 3/15/22 (b)	915,000	935,588
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 7.875% 8/15/19 (a)	3,285,000	3,588,863
Sealed Air Corp.:
8.125% 9/15/19 (a)	1,450,000	1,631,250
8.375% 9/15/21 (a)	770,000	889,350
		9,634,451
Diversified Financial Services - 11.1%
Aircastle Ltd.:
9.75% 8/1/18	2,735,000	3,083,713
Nonconvertible Bonds - continued
	Principal Amount	Value
Diversified Financial Services - continued
Aircastle Ltd.: - continued
9.75% 8/1/18 (a)	$ 400,000	$ 451,000
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16	10,005,000	10,480,220
8% 1/15/18	5,680,000	6,020,800
8% 1/15/18 (a)	950,000	1,007,000
ILFC E-Capital Trust II 6.25% 12/21/65 (a)(c)	460,000	308,200
International Lease Finance Corp.:
5.65% 6/1/14	4,040,000	4,130,900
5.75% 5/15/16	560,000	565,600
6.25% 5/15/19	1,815,000	1,839,731
6.75% 9/1/16 (a)	745,000	806,463
7.125% 9/1/18 (a)	1,560,000	1,731,600
8.625% 9/15/15	5,280,000	5,834,400
8.75% 3/15/17	4,135,000	4,631,200
8.875% 9/1/17	1,820,000	2,038,400
Reliance Intermediate Holdings LP 9.5% 12/15/19 (a)	1,545,000	1,707,225
Reynolds Group DL Escrow LLC 8.75% 10/15/16 (a)	1,995,000	2,119,688
SLM Corp.:
6% 1/25/17	450,000	466,875
7.25% 1/25/22	2,090,000	2,189,275
		49,412,290
Diversified Media - 0.0%
Lamar Media Corp. 5.875% 2/1/22 (a)	185,000	187,997
Electric Utilities - 9.8%
Atlantic Power Corp. 9% 11/15/18 (a)	1,325,000	1,351,500
Calpine Construction Finance Co. LP 8% 6/1/16 (a)	4,140,000	4,481,550
Dolphin Subsidiary II, Inc. 6.5% 10/15/16 (a)	2,295,000	2,501,550
InterGen NV 9% 6/30/17 (a)	4,290,000	4,504,500
IPALCO Enterprises, Inc.:
5% 5/1/18	1,280,000	1,295,232
7.25% 4/1/16 (a)	2,175,000	2,414,250
Mirant Americas Generation LLC:
8.5% 10/1/21	509,000	463,190
9.125% 5/1/31	440,000	398,200
NSG Holdings II, LLC 7.75% 12/15/25 (a)	7,860,000	7,938,600
NV Energy, Inc. 6.25% 11/15/20	1,855,000	2,026,697
Otter Tail Corp. 9% 12/15/16	1,300,000	1,391,000
Puget Energy, Inc. 6.5% 12/15/20	3,290,000	3,602,550
The AES Corp.:
7.375% 7/1/21 (a)	4,070,000	4,639,800
Nonconvertible Bonds - continued
	Principal Amount	Value
Electric Utilities - continued
The AES Corp.: - continued
7.75% 10/15/15	$ 3,020,000	$ 3,412,600
8% 10/15/17	1,710,000	1,966,500
9.75% 4/15/16	1,305,000	1,552,950
		43,940,669
Energy - 13.8%
AmeriGas Partners LP/AmeriGas Finance Corp.:
6.25% 8/20/19	730,000	737,300
6.5% 5/20/21	560,000	565,600
Chesapeake Energy Corp.:
6.125% 2/15/21	735,000	740,513
6.875% 11/15/20	3,040,000	3,192,000
Chesapeake Midstream Partners LP/CHKM Finance Corp.:
5.875% 4/15/21 (a)	240,000	244,800
6.125% 7/15/22 (a)	590,000	609,175
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (a)	595,000	606,900
Denbury Resources, Inc. 6.375% 8/15/21	3,055,000	3,345,225
Energy Transfer Equity LP 7.5% 10/15/20	3,050,000	3,492,250
Exterran Holdings, Inc. 7.25% 12/1/18	5,445,000	5,240,813
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21	2,971,000	2,614,480
Frac Tech Services LLLC/Frac Tech Finance, Inc. 7.625% 11/15/18 (a)	1,285,000	1,371,738
Frontier Oil Corp.:
6.875% 11/15/18	3,625,000	3,751,875
8.5% 9/15/16	3,320,000	3,552,400
Hornbeck Offshore Services, Inc. 8% 9/1/17	930,000	985,800
Inergy LP/Inergy Finance Corp.:
6.875% 8/1/21	242,000	232,925
7% 10/1/18	1,855,000	1,817,900
Kinder Morgan Finance Co. LLC 6% 1/15/18 (a)	3,085,000	3,266,244
Markwest Energy Partners LP/Markwest Energy Finance Corp. 6.25% 6/15/22	1,415,000	1,517,588
Oil States International, Inc. 6.5% 6/1/19	2,185,000	2,348,875
Pan American Energy LLC 7.875% 5/7/21 (a)	2,840,000	2,896,800
Petroleum Geo-Services ASA 7.375% 12/15/18 (a)	1,065,000	1,118,250
Pioneer Natural Resources Co.:
6.65% 3/15/17	4,025,000	4,618,688
7.5% 1/15/20	1,255,000	1,549,925
Precision Drilling Corp.:
6.5% 12/15/21 (a)	100,000	106,750
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - continued
Precision Drilling Corp.: - continued
6.625% 11/15/20	$ 3,830,000	$ 4,098,100
Range Resources Corp. 5% 8/15/22 (b)	585,000	590,850
SESI LLC 7.125% 12/15/21 (a)	1,790,000	1,977,950
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.375% 8/1/22 (a)	1,855,000	1,933,838
WPX Energy, Inc.:
5.25% 1/15/17 (a)	1,160,000	1,183,200
6% 1/15/22 (a)	1,430,000	1,480,050
		61,788,802
Environmental - 1.9%
Covanta Holding Corp. 7.25% 12/1/20	8,090,000	8,628,454
Food & Drug Retail - 0.6%
Albertsons, Inc.:
7.45% 8/1/29	2,495,000	1,939,863
8% 5/1/31	885,000	688,088
		2,627,951
Food/Beverage/Tobacco - 0.1%
JBS USA LLC/JBS USA Finance, Inc. 8.25% 2/1/20 (a)	335,000	344,213
Gaming - 0.8%
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.75% 8/15/20	3,285,000	3,695,625
Healthcare - 7.6%
Endo Pharmaceuticals Holdings, Inc.:
7% 7/15/19	3,515,000	3,862,282
7.25% 1/15/22	525,000	584,745
Fresenius Medical Care US Finance II, Inc. 5.625% 7/31/19 (a)	1,100,000	1,171,500
HCA, Inc.:
5.875% 3/15/22	1,005,000	1,028,869
6.5% 2/15/20	1,435,000	1,535,307
7.25% 9/15/20	70,000	76,566
8.5% 4/15/19	1,290,000	1,441,575
9.875% 2/15/17	172,000	188,125
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21	1,635,000	1,741,275
Mylan, Inc.:
6% 11/15/18 (a)	510,000	532,950
7.625% 7/15/17 (a)	660,000	732,600
Omega Healthcare Investors, Inc.:
6.75% 10/15/22	575,000	623,875
Nonconvertible Bonds - continued
	Principal Amount	Value
Healthcare - continued
Omega Healthcare Investors, Inc.: - continued
7% 1/15/16	$ 4,130,000	$ 4,222,925
7.5% 2/15/20	645,000	706,275
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18	2,015,000	2,161,088
Senior Housing Properties Trust 6.75% 4/15/20	3,490,000	3,741,224
Valeant Pharmaceuticals International:
6.5% 7/15/16 (a)	3,890,000	3,972,663
6.75% 8/15/21 (a)	460,000	457,700
6.875% 12/1/18 (a)	4,790,000	4,873,825
7% 10/1/20 (a)	130,000	132,275
		33,787,644
Homebuilders/Real Estate - 1.0%
CB Richard Ellis Services, Inc. 6.625% 10/15/20	3,540,000	3,761,250
Toll Brothers Finance Corp. 5.875% 2/15/22	520,000	538,200
		4,299,450
Hotels - 0.4%
Host Hotels & Resorts LP:
5.875% 6/15/19	750,000	810,000
6% 10/1/21 (a)	390,000	425,100
9% 5/15/17	485,000	538,350
		1,773,450
Leisure - 2.5%
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17	2,770,000	3,130,100
Royal Caribbean Cruises Ltd.:
7.25% 3/15/18	500,000	534,350
yankee:
7.25% 6/15/16	5,305,000	5,835,500
7.5% 10/15/27	1,575,000	1,590,750
		11,090,700
Metals/Mining - 1.7%
Boart Longyear Management Pty Ltd. 7% 4/1/21 (a)	1,250,000	1,326,563
CONSOL Energy, Inc.:
8% 4/1/17	2,575,000	2,793,875
8.25% 4/1/20	1,305,000	1,422,450
Vedanta Resources PLC:
6.75% 6/7/16 (a)	1,815,000	1,710,638
8.25% 6/7/21 (a)	515,000	471,225
		7,724,751
Nonconvertible Bonds - continued
	Principal Amount	Value
Paper - 0.1%
Rock-Tenn Co.:
4.45% 3/1/19 (a)	$ 145,000	$ 148,219
4.9% 3/1/22 (a)	135,000	138,605
		286,824
Services - 0.7%
FTI Consulting, Inc.:
6.75% 10/1/20	1,610,000	1,740,893
7.75% 10/1/16	1,475,000	1,534,000
		3,274,893
Shipping - 1.0%
Navios Maritime Holdings, Inc. 8.875% 11/1/17	3,280,000	3,214,400
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	525,000	311,063
8.125% 3/30/18	1,125,000	697,500
		4,222,963
Steel - 1.4%
Steel Dynamics, Inc.:
6.75% 4/1/15	3,100,000	3,154,250
7.625% 3/15/20	2,935,000	3,272,525
		6,426,775
Super Retail - 2.1%
AutoNation, Inc. 5.5% 2/1/20	420,000	432,600
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17	7,525,000	7,920,063
Toys 'R' Us, Inc. 7.375% 9/1/16 (a)	995,000	1,022,363
		9,375,026
Technology - 2.3%
Amkor Technology, Inc.:
6.625% 6/1/21	925,000	964,313
7.375% 5/1/18	3,905,000	4,217,400
Jabil Circuit, Inc. 5.625% 12/15/20	1,640,000	1,763,000
Seagate HDD Cayman:
6.875% 5/1/20	495,000	542,025
7% 11/1/21 (a)	320,000	354,400
7.75% 12/15/18	855,000	957,600
Seagate Technology HDD Holdings 6.8% 10/1/16	1,300,000	1,439,750
		10,238,488
Telecommunications - 8.8%
Equinix, Inc.:
7% 7/15/21	920,000	1,010,804
Nonconvertible Bonds - continued
	Principal Amount	Value
Telecommunications - continued
Equinix, Inc.: - continued
8.125% 3/1/18	$ 4,060,000	$ 4,496,450
Nextel Communications, Inc.:
5.95% 3/15/14	925,000	927,313
6.875% 10/31/13	4,485,000	4,501,819
7.375% 8/1/15	5,890,000	5,816,375
Qwest Communications International, Inc.:
7.125% 4/1/18	1,220,000	1,305,400
8% 10/1/15	2,330,000	2,501,139
Sprint Capital Corp. 8.75% 3/15/32	265,000	235,850
Sprint Nextel Corp.:
6% 12/1/16	3,603,000	3,278,730
7% 3/1/20 (a)	1,350,000	1,370,250
9% 11/15/18 (a)	1,190,000	1,316,378
U.S. West Communications 7.5% 6/15/23	2,500,000	2,537,500
VimpelCom Holdings BV:
4.5758% 6/29/14 (a)(c)	1,820,000	1,797,250
6.2546% 3/1/17 (a)	3,280,000	3,222,600
7.5043% 3/1/22 (a)	2,115,000	2,072,700
Wind Acquisition Finance SA:
7.25% 2/15/18 (a)	2,760,000	2,691,000
11.75% 7/15/17 (a)	130,000	133,250
		39,214,808
Textiles & Apparel - 0.5%
Hanesbrands, Inc. 6.375% 12/15/20	1,995,000	2,079,788
TOTAL NONCONVERTIBLE BONDS (Cost $385,725,997)		410,770,182
Floating Rate Loans - 4.5%

Automotive - 2.1%
Chrysler Group LLC Tranche B, term loan 6% 5/24/17 (c)	2,084,525	2,092,342
Federal-Mogul Corp.:
Tranche B, term loan 2.1959% 12/27/14 (c)	4,788,009	4,584,518
Tranche C, term loan 2.1887% 12/27/15 (c)	2,656,232	2,543,342
		9,220,202
Cable TV - 0.1%
UPC Broadband Holding BV Tranche AB, term loan 4.75% 12/31/17 (c)	595,000	595,000
Floating Rate Loans - continued
	Principal Amount	Value
Capital Goods - 0.3%
Husky Intermediate, Inc. Tranche B, term loan 6.5% 6/30/18 (c)	$ 1,397,975	$ 1,394,480
Chemicals - 0.3%
Ashland, Inc. Tranche B, term loan 3.75% 8/23/18 (c)	1,266,145	1,272,475
Consumer Products - 0.2%
Visant Corp. Tranche B, term loan 5.25% 12/22/16 (c)	974,845	933,415
Food & Drug Retail - 0.2%
SUPERVALU, Inc. Tranche B 3LN, term loan 4.5% 4/29/18 (c)	714,600	712,814
Gaming - 0.1%
Ameristar Casinos, Inc. Tranche B, term loan 4% 4/14/18 (c)	466,475	467,058
Publishing/Printing - 0.3%
Newsday LLC term loan 10.5% 8/1/13	1,535,000	1,573,375
Super Retail - 0.3%
Neiman Marcus Group, Inc. Tranche B, term loan 4.75% 5/16/18 (c)	1,155,000	1,147,781
Telecommunications - 0.6%
MetroPCS Wireless, Inc. Tranche B 3LN, term loan 4.0147% 3/17/18 (c)	1,541,633	1,526,217
TowerCo Finance LLC Tranche B, term loan 5.25% 2/2/17 (c)	1,096,713	1,096,713
		2,622,930
TOTAL FLOATING RATE LOANS (Cost $19,108,783)		19,939,530
Cash Equivalents - 2.4%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.13%, dated 2/29/12 due 3/1/12 (Collateralized by U.S. Government Obligations) # (Cost $10,539,000)	$ 10,539,040	10,539,000
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $415,373,780)		441,248,712
NET OTHER ASSETS (LIABILITIES) - 1.1%		5,074,762
NET ASSETS - 100%		$ 446,323,474
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $124,356,952 or 27.9% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$10,539,000 due 3/01/12 at 0.13%
Credit Agricole CIB New York Branch	$ 4,672,344
Merrill Lynch, Pierce, Fenner & Smith, Inc.	659,174
RBS Securities, Inc.	922,845
UBS Securities LLC	4,284,637
$ 10,539,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	86.2%
Netherlands	2.7%
Cayman Islands	2.0%
Canada	1.9%
Liberia	1.8%
Others (Individually Less Than 1%)	5.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 29, 2012 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $10,539,000) - See accompanying schedule: Unaffiliated issuers (cost $415,373,780)		$ 441,248,712
Cash		5,992
Receivable for investments sold		582,806
Interest receivable		7,448,130
Total assets		449,285,640

Liabilities
Payable for investments purchased Regular delivery	$ 1,460,434
Delayed delivery	1,500,000
Distributions payable	67
Other payables and accrued expenses	1,665
Total liabilities		2,962,166

Net Assets		$ 446,323,474
Net Assets consist of:
Paid in capital		$ 420,448,542
Net unrealized appreciation (depreciation) on investments		25,874,932
Net Assets, for 4,297,503 shares outstanding		$ 446,323,474
Net Asset Value, offering price and redemption price per share ($446,323,474 ÷ 4,297,503 shares)		$ 103.86

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended February 29, 2012 (Unaudited)

Investment Income
Dividends		$ 48,600
Interest (including $4,293 from affiliated interfund lending)		14,775,953
Total income		14,824,553

Expenses
Custodian fees and expenses	$ 2,714
Independent directors' compensation	1,366
Total expenses before reductions	4,080
Expense reductions	(1,801)	2,279
Net investment income (loss)		14,822,274
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		697,838
Change in net unrealized appreciation (depreciation) on investment securities		20,479,642
Net gain (loss)		21,177,480
Net increase (decrease) in net assets resulting from operations		$ 35,999,754

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended February 29, 2012 (Unaudited)	Year ended August 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 14,822,274	$ 32,379,126
Net realized gain (loss)	697,838	18,470,771
Change in net unrealized appreciation (depreciation)	20,479,642	(17,255,608)
Net increase (decrease) in net assets resulting from operations	35,999,754	33,594,289
Distributions to partners from net investment income	(13,931,092)	(30,240,648)
Affiliated share transactions Proceeds from sale of shares	-	-
Reinvestment of distributions	13,930,674	30,234,444
Cost of shares redeemed	(10,001,076)	(50,847,009)
Net increase (decrease) in net assets resulting from share transactions	3,929,598	(20,612,565)
Total increase (decrease) in net assets	25,998,260	(17,258,924)

Net Assets
Beginning of period	420,325,214	437,584,138
End of period	$ 446,323,474	$ 420,325,214
Other Information Shares
Sold	-	-
Issued in reinvestment of distributions	138,764	298,656
Redeemed	(101,730)	(498,998)
Net increase (decrease)	37,034	(200,342)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended February 29, 2012	Years ended August 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 98.66	$ 98.10	$ 89.24	$ 92.46	$ 97.00	$ 98.47
Income from Investment Operations
Net investment income (loss) D	3.509	7.354	7.729	7.598	7.134	7.095
Net realized and unrealized gain (loss)	4.989	.073	8.103	(4.053)	(4.802)	(1.570)
Total from investment operations	8.498	7.427	15.832	3.545	2.332	5.525
Distributions to partners from net investment income	(3.298)	(6.867)	(6.972)	(6.765)	(6.872)	(6.995)
Net asset value, end of period	$ 103.86	$ 98.66	$ 98.10	$ 89.24	$ 92.46	$ 97.00
Total Return B, C	8.78%	7.61%	18.23%	4.96%	2.39%	5.61%
Ratios to Average Net Assets F
Expenses before reductions E	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any E	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions E	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	7.06% A	7.27%	8.12%	9.40%	7.45%	7.10%
Supplemental Data
Net assets, end of period (000 omitted)	$ 446,323	$ 420,325	$ 437,584	$ 409,729	$ 410,834	$ 343,017
Portfolio turnover rate	30% A	60%	70%	73%	50%	75%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amount represents less than .01%.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended February 29, 2012 (Unaudited)

1. Organization.

Fidelity® Specialized High Income Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each fund, in accordance with the Partnership Agreement.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Directors to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Semiannual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because the Fund allocates, at least annually among its partners, each partner's share of the Fund's income and expenses and capital gains and losses as determined by income tax regulations for inclusion in each partner's tax return.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market discount and term loan fee income which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the Fund's partnership structure, paid in capital includes any accumulated net investment income/(loss) and net realized gain/(loss) on investments.

There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 31,441,484
Gross unrealized depreciation	(2,104,171)
Net unrealized appreciation (depreciation) on securities and other investments	$ 29,337,313

Tax Cost	$ 411,911,399

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in

Semiannual Report

3. Operating Policies - continued

Repurchase Agreements - continued

segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $86,389,833 and $60,672,170, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR Co., Inc. (FMRC), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FMRC, FMR pays FMRC a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate
Lender	$ 6,676,275.34%

6. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $1,366.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $435.

7. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

7. Other - continued

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Central Investment Portfolios LLC's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios LLC's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios LLC

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 20, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 20, 2012